Interest Expense And Interest Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Interest Income (Expense), Net [Abstract]
Interest expense	$ 212	$ 176	$ 156
Amortization of deferred financing fees	8	7	7
Interest income	(3)	(1)	0
Interest expense, net	$ 217	$ 182	$ 163